Condensed Financial Statements of Parent (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Parent
Net income (loss)	$ 25,296	$ 31,030	$ 39,646	$ 22,660	$ 33,373	$ 9,316	$ (4,048)	$ (10,709)	$ 343	$ 126,709	$ (5,098)	$ (6,531)
Comprehensive income (loss) applicable to Hilltop	43,995				33,952					82,385	(11,481)	2,182
Hilltop Holdings Inc.
Condensed Statements of Parent
Net income (loss)										126,709	(5,098)	(6,531)
Other comprehensive income (loss), net of tax										(43,418)	(4,900)	8,581
Comprehensive income (loss) applicable to Hilltop										$ 83,291	$ (9,998)	$ 2,050